Annual Operating Expenses - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund - Class K6
	Sep. 29, 2023
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%

[1]	AAdjusted to reflect current fees.